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January 17, 2017	Writer’s Direct Contact
212.468.8053
VIA EDGAR	JBaris@mofo.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Victory Portfolios
File Nos. 033-08982, 811-04852

Ladies and Gentlemen:

Our client, Victory Portfolios (the “Registrant”), is today filing via EDGAR Post-Effective Amendment No. 146 under the Securities Act of 1933, as amended (the “Securities Act”), and No. 147 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”) pursuant to Rule 485(a) under the 1940 Act.  The Registrant is filing the Amendment with respect to the prospectus of the Victory Trivalent International Fund—Core Equity to include an appendix and related disclosure of sales load variations available through certain intermediaries in accordance with the Division of Investment Management’s Guidance Update No. 2016-06.  There are no other material changes in the Amendment.

The Registrant respectfully requests selective review of the Amendment in accordance with the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”) limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 144 to the Fund’s Registration Statement on Form N-1A filed on October 28, 2016.  Selective review would serve to expedite the review process for the Fund as well as use the Staff’s time more effectively.  Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with its respective Amendment.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:	Leigh A. Wilson, Chair of the Board
Michael D. Policarpo, II, Victory Capital Management Inc.
Christopher K. Dyer, Victory Capital Management Inc.
Erin G. Wagner, Victory Capital Management Inc.
Scott A. Stahorsky, Victory Capital Management Inc.
Edward J. Veilleux, Chief Compliance Officer
Nathan J. Greene, Shearman & Sterling LLP
Matthew J. Kutner, Morrison & Foerster, LLP